Acquisitions (Tables)	12 Months Ended	6 Months Ended
	Sep. 30, 2012	Mar. 31, 2013 NEK Special Programs Group LLC (NEK)	Mar. 31, 2013 Next Bus
Acquisitions
Schedule of estimated fair values of assets acquired and liabilities assumed as of acquisition date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$20.1
Backlog	11.5
Corporate trade names	5.7
Non-compete agreements	5.2
Recoverable income taxes	4.3
Deferred tax liabilities, net	(7.6)
Net tangible assets acquired	5.1

Net identifiable assets acquired	44.3
Goodwill	81.7

Net assets acquired	$126.0

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$13.3
Corporate trade names	4.9
Non-compete agreements	0.2
Accounts receivable -billed	3.1
Accounts receivable -unbilled	7.7
Accounts payable	(3.0)
Other net liabilities assumed	(0.4)
Net identifiable assets acquired	25.8
Goodwill	26.8
Net assets acquired	$52.6

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$8.8
Accounts receivable, net	2.2
Backlog	1.7
Acquired technology	1.3
Corporate trade names	1.0
Accounts payable and accrued expenses	(1.2)
Deferred tax liabilities, net	(4.7)
Other net liabilities assumed	(1.4)
Net identifiable assets acquired	7.7
Goodwill	12.3
Net assets acquired	$20.0

Schedule of estimated amortization expense related to acquisition

Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NEK for fiscal years 2013 through 2017 is as follows (in millions):

Year Ended September 30,
2013	$3.0
2014	3.4
2015	2.9
2016	2.4
2017	1.9

Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NextBus for fiscal years 2013 through 2017 is as follows (in millions):

Year Ended September 30,
2013	$1.2
2014	1.6
2015	1.5
2016	1.4
2017	1.3

Schedule of unaudited pro forma information

The following unaudited pro forma information presents our consolidated results of operations as if Abraxas had been included in our consolidated results since October 1, 2009 (in millions):

	Years ended September 30,
	2011	2010

Net sales	$1,309.0	$1,256.1
Net income attributable to Cubic	83.6	72.4

The following unaudited pro forma information presents our consolidated results of operations as if NextBus and NEK had been included in our consolidated results since October 1, 2011 (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Net sales	$691.0	$680.6	$364.7	$351.4

Net income attributable to Cubic	$40.3	$45.1	$26.9	$23.9

The following unaudited pro forma information presents our consolidated results of operations as if NextBus and NEK had been included in our consolidated results since October 1, 2011 (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Net sales	$691.0	$680.6	$364.7	$351.4

Net income attributable to Cubic	$40.3	$45.1	$26.9	$23.9